Inventories	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Inventories
8.	Inventories

(a)	This caption is made up as follows:

	2022	2021
	S/(000)	S/(000)

Goods and finished products	18,903	24,720
Work in progress	186,281	134,358
Raw materials	397,096	243,139
Packages and packing	5,245	7,262
Fuel	3,642	3,498
Spare parts and supplies	260,742	183,056
Inventory in transit	13,060	9,149
	884,969	605,182

(b)	As of December 31, 2022 and 2021, the amount of the provision for inventory obsolescence amounts to S/24,905,000 and S/23,052,000, respectively.